Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2016
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2014	2015	2016
Total number of telecommunications service providers	13	14	14
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	90.2%	83.0%	79.5%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor
	December 31, 2015	December 31, 2016
Distribution channel A	35.9%	55.6%
Allowance for doubtful accounts	Not applicable	Not applicable